UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07853
                                                    ----------

                         Kalmar Pooled Investment Trust
               --------------------------------------------------
              (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-658-7575
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

        KALMAR
        POOLED
    INVESTMENT
         TRUST
 -------------                                SCHEDULE OF INVESTMENTS(UNAUDITED)
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2005

                                                                                     MARKET
                                                                   SHARES            VALUE
                                                               --------------    --------------
COMMON STOCK -- 96.8%

BUSINESS EQUIPMENT & SERVICES -- 19.3%

        BUSINESS EQUIPMENT & SERVICES -- 16.5%
        Acxiom Corp.                                                338,470      $   6,336,158
        Alliance Data Systems Corp.*                                112,575          4,407,311
        ChoicePoint, Inc.*                                          138,241          5,967,864
        DeVry, Inc.*                                                190,925          3,637,121
        Educate, Inc.*                                               64,050            960,750
        Hewitt Associates, Inc. (A Shares)*                         161,475          4,405,038
        Insight Enterprises, Inc.*                                  447,712          8,327,443
        Laureate Education, Inc.*                                   151,275          7,407,937
        MAXIMUS, Inc.                                               113,050          4,041,538
        Mobile Mini, Inc.*                                          146,125          6,334,519
        MPS Group, Inc.*                                            287,675          3,394,565
        Navigant Consulting, Inc.*                                  185,500          3,554,180
        RightNow Technologies, Inc.*                                175,750          2,587,040
        SI International, Inc.*                                      92,650          2,869,371
        ValueClick, Inc.*                                           150,600          2,573,754
                                                                                 --------------
                                                                                    66,804,589
                                                                                 --------------

        SOFTWARE SERVICES -- 2.8%
        Ceridian Corp.*                                             247,350          5,132,512
        CoStar Group, Inc.*                                          47,300          2,209,856
        Fair Isaac Corp.                                             85,380          3,825,024
                                                                                 --------------
                                                                                    11,167,392
                                                                                 --------------
        TOTAL BUSINESS EQUIPMENT & SERVICES                                         77,971,981
                                                                                 --------------

CAPITAL GOODS -- 9.9%

        CAPITAL EQUIPMENT -- 1.1%
        Actuant Corp. (A Shares)*                                    91,478          4,281,170
                                                                                 --------------

        INDUSTRIAL SERVICES -- 5.7%
        Benchmark Electronics, Inc.*                                200,125          6,027,765
        Carlisle Cos., Inc.                                          82,675          5,255,649
        MSC Industrial Direct Co., Inc. (A Shares)                  193,175          6,407,615
        Pentair, Inc.                                               142,150          5,188,475
                                                                                 --------------
                                                                                    22,879,504
                                                                                 --------------

        KALMAR
        POOLED
    INVESTMENT
         TRUST
 -------------                     SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2005

                                                                                     MARKET
                                                                   SHARES            VALUE
                                                               --------------    --------------
        METAL FABRICATION -- 0.4%
        NCI Building Systems, Inc.*                                  42,350      $   1,727,457
                                                                                 --------------

        NON - RESIDENTIAL CONSTRUCTION -- 1.0%
        ElkCorp                                                     110,050          3,936,489
                                                                                 --------------

        STORAGE TANK CONSTRUCTION -- 1.7%
        Chicago Bridge & Iron Co. N.V.                              227,800          7,082,302
                                                                                 --------------
        TOTAL CAPITAL GOODS                                                         39,906,922
                                                                                 --------------

CONSUMER DURABLES -- 3.8%

        CONSUMER ELECTRONICS -- 1.4%
        Diodes, Inc.                                                 81,000          2,937,060
        Harman International Industries, Inc.                        24,450          2,500,501
                                                                                 --------------
                                                                                     5,437,561
                                                                                 --------------

        MOTOR VEHICLE PARTS -- 2.4%
        Gentex Corp.                                                188,200          3,274,680
        TBC Corp.*                                                  190,650          6,575,519
                                                                                 --------------
                                                                                     9,850,199
                                                                                 --------------
        TOTAL CONSUMER DURABLES                                                     15,287,760
                                                                                 --------------

CONSUMER NON-DURABLES -- 3.4%

        FOOD & RELATED -- 3.4%
        Central European Distribution Corp.*                         86,650          3,690,423
        Elizabeth Arden, Inc.*                                      163,275          3,523,475
        Performance Food Group Co.*                                 210,000          6,627,600
                                                                                 --------------
                                                                                    13,841,498
                                                                                 --------------
        TOTAL CONSUMER NON-DURABLES                                                 13,841,498
                                                                                 --------------

CONSUMER SERVICES -- 2.1%

        HOTELS & GAMING -- 1.2%
        Penn National Gaming, Inc.*                                 153,500          4,775,385
                                                                                 --------------

        PUBLISHING -- 0.9%
        Getty Images, Inc.*                                          44,050          3,790,062
                                                                                 --------------
        TOTAL CONSUMER SERVICES                                                      8,565,447
                                                                                 --------------

ENERGY -- 10.5%

        PETROLEUM-DOMESTIC -- 6.6%
        Delta Petroleum Corp.*                                      185,175          3,851,640

        KALMAR
        POOLED
    INVESTMENT
         TRUST
 -------------                     SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2005

                                                                                     MARKET
                                                                   SHARES            VALUE
                                                               --------------    --------------
        Parallel Petroleum Corp.*                                   181,925      $   2,546,950
        Ultra Petroleum Corp.*                                      277,625         15,791,310
        Whiting Petroleum Corp.*                                     94,325          4,135,208
                                                                                 --------------
                                                                                    26,325,108
                                                                                 --------------

        PETROLEUM-FOREIGN -- 1.7%
        Duvernay Oil Corp.*                                          73,650          2,687,470
        Niko Resources, Ltd.                                         96,325          4,232,789
                                                                                 --------------
                                                                                     6,920,259
                                                                                 --------------

        PETROLEUM-SERVICES -- 2.2%
        Core Laboratories N.V.*                                     105,155          3,392,300
        Tidewater, Inc.                                             114,375          5,566,631
                                                                                 --------------
                                                                                     8,958,931
                                                                                 --------------
        TOTAL ENERGY                                                                42,204,298
                                                                                 --------------

FINANCIAL SERVICES -- 0.4%

        BANKS -- 0.4%
        Boston Private Financial Holdings, Inc.                      62,925          1,670,030
                                                                                 --------------
        TOTAL FINANCIAL SERVICES                                                     1,670,030
                                                                                 --------------

HEALTHCARE -- 14.7%

        HEALTHCARE-DRUGS -- 1.4%
        Connetics Corp.*                                            129,675          2,192,804
        Salix Pharmaceuticals, Ltd.*                                171,175          3,637,469
                                                                                 --------------
                                                                                     5,830,273
                                                                                 --------------

        HEALTHCARE-GENERAL -- 8.0%
        Intermagnetics General Corp.*                               111,425          3,113,214
        Martek Biosciences Corp.*                                    62,600          2,199,138
        Providence Service Corp.*                                    49,600          1,517,264
        ResMed, Inc.*                                                92,700          7,383,555
        Respironics, Inc.*                                          214,575          9,050,774
        SonoSite, Inc.*                                             116,150          3,447,332
        The Cooper Companies, Inc.                                   72,925          5,586,784
                                                                                 --------------
                                                                                    32,298,061
                                                                                 --------------

        HOSPITAL SUPPLIES & MANAGEMENT -- 3.4%
        PSS World Medical, Inc.*                                    413,850          5,520,759
        United Surgical Partners International, Inc.*               210,495          8,232,460
                                                                                 --------------
                                                                                    13,753,219
                                                                                 --------------

        KALMAR
        POOLED
    INVESTMENT
         TRUST
 -------------                     SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2005

                                                                                     MARKET
                                                                   SHARES            VALUE
                                                               --------------    --------------

        MEDICAL LABORATORIES -- 1.9%
        Covance, Inc.*                                              157,575      $   7,562,024
                                                                                 --------------
        TOTAL HEALTHCARE                                                            59,443,577
                                                                                 --------------

RAW MATERIALS -- 1.9%

        CHEMICALS-SPECIALTY -- 1.9%
        MacDermid, Inc.                                             121,200          3,182,712
        Rogers Corp.*                                               117,100          4,531,770
                                                                                 --------------
                                                                                     7,714,482
                                                                                 --------------
        TOTAL RAW MATERIALS                                                          7,714,482
                                                                                 --------------

RETAIL -- 13.4%

        RESTAURANTS -- 3.5%
        BJ's Restaurants, Inc.*                                      51,050          1,042,951
        RARE Hospitality International, Inc.*                       113,475          2,916,308
        Red Robin Gourmet Burgers, Inc.*                            126,650          5,805,636
        Ruby Tuesday, Inc.                                          203,975          4,438,496
                                                                                 --------------
                                                                                    14,203,391
                                                                                 --------------

        RETAIL-GENERAL MERCHANDISE -- 0.9%
        Cost Plus, Inc.*                                            110,950          2,013,742
        Fred's, Inc.                                                141,450          1,769,540
                                                                                 --------------
                                                                                     3,783,282
                                                                                 --------------

        RETAIL-SPECIALTY STORE -- 9.0%
        Carter's, Inc.*                                              73,175          4,156,340
        Coldwater Creek, Inc.*                                      262,255          6,614,071
        GameStop Corp. (A Shares)*                                  212,175          6,677,147
        MarineMax, Inc.*                                             44,750          1,140,677
        Michaels Stores, Inc.                                       117,700          3,891,162
        O'Reilly Automotive, Inc.*                                  106,150          2,991,307
        PETsMART, Inc.                                              161,375          3,514,748
        The Pep Boys - Manny, Moe & Jack                             85,650          1,185,396
        Tractor Supply Co.*                                         130,100          5,939,065
                                                                                 --------------
                                                                                    36,109,913
                                                                                 --------------
        TOTAL RETAIL                                                                54,096,586
                                                                                 --------------

TECHNOLOGY -- 16.4%

        BUSINESS SERVICES -- 0.8%
        Digitas, Inc.*                                              281,050          3,192,728
                                                                                 --------------

        KALMAR
        POOLED
    INVESTMENT
         TRUST
 -------------                     SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2005

                                                                                     MARKET
                                                                   SHARES            VALUE
                                                               --------------    --------------
        COMMUNICATIONS EQUIPMENT -- 3.2%
        Emulex Corp.*                                               134,400      $   2,716,224
        Polycom, Inc.*                                              234,575          3,793,078
        Tekelec*                                                    250,300          5,243,785
        Tollgrade Communications, Inc.*                             142,800          1,208,088
                                                                                 --------------
                                                                                    12,961,175
                                                                                 --------------

        COMPUTERS-PERIPHERALS & SOFTWARE -- 5.3%
        Avid Technology, Inc.*                                      102,000          4,222,800
        Avocent Corp.*                                              222,561          7,041,830
        OPNET Technologies, Inc.*                                   118,225            995,454
        Photon Dynamics, Inc.*                                      103,800          1,987,770
        Progress Software Corp.*                                    176,000          5,591,520
        RadiSys Corp.*                                               72,875          1,413,775
                                                                                 --------------
                                                                                    21,253,149
                                                                                 --------------

        ELECTRONIC COMPONENTS -- 6.1%
        Aeroflex, Inc.*                                             574,375          5,376,150
        ATMI, Inc.*                                                 126,725          3,928,475
        International Rectifier Corp.*                              102,150          4,604,922
        Silicon Image, Inc.*                                        252,800          2,247,392
        Tessera Technologies, Inc.*                                 118,250          3,536,857
        UNOVA, Inc.*                                                138,575          4,847,354
                                                                                 --------------
                                                                                    24,541,150
                                                                                 --------------

        ELECTRONIC INSTRUMENTS -- 1.0%
        FARO Technologies, Inc.*                                     62,325          1,214,714
        FEI Co.*                                                    151,150          2,909,638
                                                                                 --------------
                                                                                     4,124,352
                                                                                 --------------
        TOTAL TECHNOLOGY                                                            66,072,554
                                                                                 --------------

TRANSPORTATION -- 1.0%

        LOGISTICS -- 1.0%
        UTI Worldwide, Inc.                                          49,400          3,838,380
                                                                                 --------------
        TOTAL TRANSPORTATION                                                         3,838,380
                                                                                 --------------
        TOTAL COMMON STOCK (COST $270,515,591)                                     390,613,515
                                                                                 --------------

MONEY MARKET SECURITIES -- 2.8%

MONEY MARKET FUNDS -- 2.8%
        BlackRock Liquidity Funds TempCash Portfolio              5,520,737          5,520,737

        KALMAR
        POOLED
    INVESTMENT
         TRUST
 -------------                     SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                            SEPTEMBER 30, 2005

                                                                                     MARKET
                                                                   SHARES            VALUE
                                                               --------------    --------------
        BlackRock Liquidity Funds TempFund Portfolio              5,520,737      $   5,520,737
                                                                                 --------------
                                                                                    11,041,474
                                                                                 --------------
        TOTAL MONEY MARKET SECURITIES (COST $11,041,474)                            11,041,474
                                                                                 --------------

        TOTAL INVESTMENTS (Cost $281,557,065)** -- 99.6%                           401,654,989

        OTHER ASSETS & LIABILITIES, NET -- 0.4%                                      1,789,510
                                                                                 --------------

        NET ASSETS -- 100.0%                                                     $ 403,444,499
                                                                                 ==============

    * Non-income producing security

   ** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                  $ 281,563,248
                                                      =============

      Gross unrealized appreciation                   $ 130,596,295
      Gross unrealized depreciation                     (10,504,554)
                                                      -------------

      Net unrealized appreciation/(depreciation)      $ 120,091,741
                                                      =============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                Kalmar Pooled Investment Trust
            -----------------------------------------------------------------


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         ----------------------------------------------------
                               Ford B. Draper, Jr., Chief Executive Officer
                               (principal executive officer)

Date     November 16, 2005
    -------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         ----------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date     November 16, 2005
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         ----------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date     November 16, 2005
    -------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.